Restructuring Charges	12 Months Ended
Mar. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges
12.	Restructuring Charges:

In July 2014, the Company provided to its former senior secured lenders and announced an operational restructuring plan to reduce corporate overhead costs, improve profitability and drive efficiency within the organization. The restructuring plan included consolidating most of its corporate administrative workforce from its regional office in Tamarac, Florida to its Montreal corporate head office as well as the outsourcing of a portion of the Company’s jewelry manufacturing and other corporate office staff reductions. In March 2018, the Company began the third phase of the operational restructuring plan, incurring restructuring charges of approximately $0.7 million in fiscal 2018 primarily associated with severance as the Company eliminated certain corporate administrative positions that became redundant as a result of the Aurum Transaction. As at March 31, 2018, $0.5 million remains payable. During fiscal 2017 and 2016, the Company recorded $0.7 million and $0.5 million of restructuring charges respectively. These charges were primarily associated with severance and temporary duplication of salaries during the transition of positions from Tamarac to Montreal.